Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Inventories
Raw materials and merchandise	€ 3,947	€ 4,109
Work in progress	10,052	8,350
Total	€ 13,999	€ 12,459